Note 2 - Summary of Significant Accounting Policies (Details) - Amortization of Definite-Lived Intangible Assets	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	4 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	5 years
Securities Consulting License And Related Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	15 years
Completed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	5 years